Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment

Property and equipment by type
in EUR million	2022	2021
Property in own use	681	702
Equipment:
- Data processing equipment	213	207
- Other equipment	476	493
Right- of- use assets:
- ROU property	1,000	1,009
- ROU cars	64	83
- ROU other leases	12	21
	2,446	2,515

Schedule of changes in property and equipment

Changes in property and equipment
	Property in own use		Equipment		Right-of-use assets		Total
in EUR million	2022	2021	2022	2021	2022	2021	2022	2021
Opening balance	702	745	699	842	1,113	1,255	2,515	2,841
Additions	2	9	229	175	173	164	404	348
Transfers	-1	-5	-1	1	-4	-20	-5	-24
Depreciation	-13	-15	-220	-287	-252	-271	-485	-573
Impairments[1]	-9	-10	-16	-8	-9	-15	-35	-33
Reversals of impairments	16	6				1	16	7
Remeasurements	15	17			67	6	81	24
Disposals	-67	-24	-15	-15	-15	-10	-98	-49
Exchange rate differences	36	-21	13	-7	3	4	52	-25
Closing balance	681	702	688	699	1,076	1,113	2,446	2,515

Costprice	847	910	3,554	3,581	1,680	1,738	6,081	6,229
Accumulated depreciation	-362	-373	-2,853	-2,871	-714	-644	-3,929	-3,888
Accumulated impairments	-107	-134	-12	-10	-21	-29	-140	-173
Accumulated revaluation surplus	304	299					304	299
Accumulated remeasurement					130	48	130	48
Net carrying value	681	702	688	699	1,076	1,113	2,446	2,515
1 Impairments of property and equipment are presented within Other operating expenses in the statement of Profit or Loss.